Accrued expenses	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCRUED EXPENSES [Text Block]
NOTE 8: ACCRUED EXPENSES
Accrued expenses as of June 30, 2012 and December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Accrued voyage expenses	$1,593	$1,262
Accrued loan interest	8,736	9,067
Accrued legal and professional fees	725	5,163
Total accrued expenses	$11,054	$15,492